Tax Status - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Employee benefit plan, tax determination letter, date	Mar. 08, 2018
EBP, Tax Determination Letter, Obtained [true false]	true